Note 6 - Investment Securities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Proceeds from Sale of Available-for-sale Securities	$ 1,126,000	$ 1,139,000	$ 1,712,000	$ 11,493,000
Available-for-sale Securities, Gross Realized Gains	69,000	103,000	150,000	126,000
Available-for-sale Securities, Realized Gain (Loss), Income Tax Expense (Benefit)	$ 23,000	$ 35,000	51,000	43,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds			1,712,000	11,493,000
Available-for-sale Securities Pledged as Collateral			17,271,000	15,418,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities			$ 8,000	$ 17,000